Property, Plant, and Equipment and Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of
	March 31, 2021	December 31, 2020
Land	$55	$57
Computer hardware and software	10	10
Bitcoin mining machines	1,180	1,206
Infrastructure	905	905
Containers	403	550
Leasehold improvements	4	4
Property and equipment, gross	2,557	2,732
Less: Accumulated depreciation	(1,004)	(860)
Property and equipment, net	$1,553	$1,872

Property and equipment consisted of the following:

	As of
	December 31, 2020	December 31, 2019
Land	$57	$57
Computer hardware and software	10	10
Bitcoin mining machines	1,206	2,313
Infrastructure	905	771
Containers	550	467
Leasehold improvements	4	-
Property and equipment, gross	2,732	3,618
Less: Accumulated depreciation	(860)	(82)
Property and equipment, net	$1,872	$3,536

Schedule of Other Assets	Other Assets consisted of the following:
	As of
	March 31, 2021	December 31, 2020

Security deposits	$123	$123
Other Assets	$123	$123
Other assets consisted of the following:
	As of
	December 31, 2020	December 31, 2019
Deposits on containers	$-	$203
Security deposits	123	118
Other Assets	$123	$321